Parent Company Financial Data - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net Income	$ 2,477	$ 1,611	$ 2,211
Adjustments to reconcile net income to net cash used by operating activities:
(Increase) decrease in other assets	(422)	(602)	(699)
Increase (decrease) in other liabilities	397	1,129	1,113
Net cash provided by operating activities	3,998	5,753	4,039
Cash flows from financing activities
Net increase in long-term debt	440	(512)	(13)
Repurchase of common stock, net	(747)	(391)	(322)
Cash paid for fractional shares	(8)	(6)	(6)
Net cash provided by financing activities	52,891	24,998	13,968
Increase (decrease) in cash and cash equivalents	47,531	24,435	(22,965)
Cash and cash equivalents, beginning of year	70,403	45,968	68,933
Cash and cash equivalents, end of year	117,934	70,403	45,968
Consolidated [Member]
Cash flows from operating activities
Net Income	2,477	1,611	2,211
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(2,026)	(745)	(375)
(Increase) decrease in other assets	(198)	(124)	26
Increase (decrease) in other liabilities	220	267	338
Net cash provided by operating activities	473	1,009	2,200
Cash flows from financing activities
Net decrease in master notes	(562)	(410)	(1,234)
Net decrease in short-term debt		(500)	(1,850)
Net increase in long-term debt	440
Net increase in investment in subsidiares	(250)
Net proceeds from issuance of common stock - stock options	65
Repurchase of common stock, net	(747)	(391)	(322)
Cash paid for fractional shares	(7)	(7)	(6)
Net cash provided by financing activities	(1,061)	(1,308)	(3,412)
Increase (decrease) in cash and cash equivalents	(588)	(299)	(1,212)
Cash and cash equivalents, beginning of year	2,131	2,430	3,642
Cash and cash equivalents, end of year	$ 1,543	$ 2,131	$ 2,430